As filed with the Securities and Exchange Commission on January 19, 2001
                                               Securities Act File No. 333-52000
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.                       [ ]

                         Post-Effective Amendment No. 1                      [X]

                                 ING FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

            7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)

                                James M. Hennessy
                          ING Pilgrim Investments, Inc.
                          7337 E. Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                    (Name and Address of Agents for Service)

                                 With copies to:

        Jeffrey S. Puretz                          Steven R. Howard
             Dechert                    Paul, Weiss, Rifkind, Wharton & Garrison
      1775 Eye Street, N.W.                  1285 Avenue of the Americas
       Washington, DC 20006                       New York, NY 10019

                                   ----------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

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        It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933.
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No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

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
                                 ING FUNDS TRUST

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet
*    Contents of Registration Statement
*    Explanatory Note
*    Cover Page of Statement of Additional Information
*    Signature Page
*    Exhibit Index
*    Consents of Independent Accountants

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 for ING Funds Trust incorporates by reference the Registrant's Part A, Part B and Part C contained in the Registrant's Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on December 15, 2000. This Post-Effective Amendment is being filed to add consents of the accountants as exhibits to Part C of the Registration Statement.

                                     PART B

                                 ING FUNDS TRUST

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                       Statement of Additional Information
                                January 14, 2001

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Acquisition of the Assets and Liabilities     By and in Exchange for Shares of
of Pilgrim Global Technology Fund, Inc.       ING Global Information Technology
7337 East Doubletree Ranch Road               Fund (a series of ING Funds Trust)
Scottsdale, Arizona  85258                    7337 East Doubletree Ranch Road
                                              Scottsdale, Arizona  85258

This Statement of Additional Information is available to the Shareholders of Pilgrim Global Technology Fund in connection with a proposed transaction whereby all of the assets and liabilities of Pilgrim Global Technology Fund, Inc. ("Pilgrim Global Technology Fund") will be transferred to ING Global Information Technology Fund, a series of ING Funds Trust, in exchange for shares of ING Global Information Technology Fund.

This Statement of Additional Information of ING Funds Trust consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for ING Global Information Technology Fund, dated November 6, 2000 and as filed on November 13, 2000 and of Pilgrim Global Technology Fund, dated August 11, 2000, as filed on August 11, 2000, respectively.

2. The Financial Statements of ING Global Information Technology Fund are included in the Annual Report of ING Funds Trust dated October 31, 2000, as filed on January 10, 2001.

3. The Financial Statements of Pilgrim Global Technology Fund are included in the Annual Report of Pilgrim Global Technology Fund dated October 31, 2000, as filed on January 10, 2001.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated January 14, 2001 relating to the reorganization of Pilgrim Global Technology Fund may be obtained, without charge, by writing to ING Pilgrim Investments, Inc. at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 19th day of January, 2001.

                                       ING FUNDS TRUST


                                       By: /s/ Robert W. Stallings
                                           -------------------------------------
                                           Robert W. Stallings
                                           President and Chief Executive Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective-Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        Signature                     Title                           Date
        ---------                     -----                           ----


/s/ Robert W. Stallings         President and Chief             January 19, 2001
---------------------------     Executive Officer
Robert W. Stallings


/s/ Michael J. Roland           Treasurer                       January 19, 2001
---------------------------
Michael J. Roland


/s/ Joseph N. Hankin*           Trustee                         January 19, 2001
---------------------------
Joseph N. Hankin


/s/ Jack D. Rehm*               Trustee                         January 19, 2001
---------------------------
Jack D. Rehm


/s/ Blaine E. Rieke*            Trustee                         January 19, 2001
---------------------------
Blaine E. Rieke


/s/ Richard A. Wedemeyer*       Trustee                         January 19, 2001
---------------------------
Richard A. Wedemeyer


/s/ Robert W. Stallings                                         January 19, 2001
---------------------------
Robert W. Stallings
Attorney-in-Fact*


* Executed pursuant to powers of attorney filed as part of Registrant's Registration Statement on Form N-14 which was filed with the Securities and Exchange Commission on December 15, 2000.
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                                  EXHIBIT INDEX

(14)(a) Consent of PricewaterhouseCoopers LLP, independent accountants.
(14)(b) Consent of Ernst & Young LLP